Investment Strategy - Optima Strategic Credit Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a non-diversified portfolio of credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments. The Fund defines credit instruments broadly to include any debt instrument, including corporate and sovereign debt securities, government and agency debt securities, leveraged loans (or bank loans), municipal securities, securitized instruments (including mortgage- and asset-backed securities) (collectively, “Credit Instruments”), and shares of registered closed-end or open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), that have either adopted policies to invest at least 80% of their assets in Credit Instruments or invest substantially all of their assets in Credit Instruments. The Fund may invest in domestic and foreign Credit Instruments of any maturity and credit rating, and may invest a majority of its assets in Credit Instruments that are rated below investment grade (which are known as “high yield bonds” or “junk bonds”), and/or derivative instruments that are linked to, or provide investment exposure to high yield bonds.

To pursue its investment objective, the Fund uses a trend-following strategy that seeks to identify favorable market environments for high yield bonds. The Fund’s assets are managed in accordance with a proprietary Tactical Risk Model (“TRM”) developed by Anthony Capital Management, LLC, the Fund’s sub-advisor (the “Sub-Advisor”). The TRM is a quantitatively-driven investment process that seeks to invest Fund assets (i) in high yield Credit Instruments, Underlying Funds, and derivative instruments that are linked to, or provide investment exposure to, similar Credit Instruments when the Sub-Advisor believes that high yield bond markets are trending upwards (referred to herein as “Risk-On” environments); and (ii) in short-term fixed income securities, cash or cash equivalents when the Sub-Advisor believes that high yield bond markets are trending downwards (referred to herein as “Risk-Off” environments). By tactically allocating its investments based upon market trends and momentum, the Fund seeks to reduce its exposure to declines in the high yield bond markets, thereby seeking to limit downside volatility and downside loss in down-trending markets. To determine whether a “Risk-On” or “Risk-Off” market environment exists, the Sub-Advisor systematically evaluates, among other things, price data from credit and equity markets, credit spreads, interest rates and other market-based indicators to provide a broad assessment of then-current market conditions.

Subject to the Sub-Advisor’s determination of the state of the then-current market environment, the Fund’s assets will generally be invested as follows:

•        “Risk-On” Environments: In “Risk-On” environments (i.e., where the Sub-Advisor believes that high-yield bond markets are trending upwards), the Fund will (1) invest up to 25% of its assets in derivative instruments, including credit default swaps (“CDS”), CDS indexes or CDS baskets of underlying diversified high yield bond funds, high yield bond indices, high yield bond ETFs, bank loan funds, multi-sector bond funds, and other fixed income funds and ETFs, and (2) invest in high quality securities, such as U.S. Treasury bills, as an economic substitute for a portfolio of individual high yield bonds.

•        “Risk-Off” Environments: In “Risk-Off” environments (i.e., where the Sub-Advisor believes that high-yield bond markets are trending downwards), the Fund’s assets will be invested primarily in cash equivalents or short-term fixed income securities, including bills, notes and bonds issued by the U.S. Treasury.

The Fund may invest in a broad range of securities and engage in a broad range of investment techniques, including the following:

•     Debt Securities: The Fund may invest in debt securities without restriction as to issuer, counterparty, country or capitalization, and without restriction as to credit quality, maturity, issuer type or structure. The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk non-investment grade corporate bonds (which are also commonly called “high yield bonds” or “junk bonds”) with medium to low credit quality ratings. High yield bonds are generally Credit Instruments that are rated BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Sub-Advisor, to be of comparable quality. High yield bonds have a higher expected rate of default than investment grade bonds. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as CDS and CDS index products. See “High Yield Exposure Through Credit Default Swaps” section for more information regarding the Fund’s investments in high yield bond CDS.

•     Underlying Funds: The Fund may invest its assets in shares of Underlying Funds, to the extent permissible under 1940 Act. As a shareholder of one or more Underlying Funds, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fee and other expenses that the Fund bears directly in connection with its own operations. The Fund expects that a significant portion of the Fund’s assets may be invested in Underlying Funds.

•        Derivatives: The Fund may invest in derivative products to obtain exposure to specific asset classes, such as high yield bonds, in order to invest long in the specific asset classes. These products include CDS and CDS index products (including CDX High Yield Index products). The Fund may also use other derivatives including, without limitation, options transactions, other swap transactions, futures and repurchase agreements, without regard to credit quality, maturity, issuer type or structure.

•        U.S. Government Securities: The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; or (iii) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in a non-diversified portfolio of credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments.